CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
REVENUES
Revenues from mining operations (Note 19)		$ 6,626,909	$ 5,741,162
COSTS, INCOME AND EXPENSES
Production	[1]	2,933,263	2,643,321
Exploration and corporate development		215,781	271,117
Amortization of property, plant and mine development (Note 9)		1,491,771	1,094,691
General and administrative		208,451	220,861
Finance costs (Note 14)		130,087	82,935
(Gain) loss on derivative financial instruments (Note 21)		(68,432)	90,692
Impairment loss (Note 24)		787,000	55,000
Foreign currency translation gain		(328)	(16,081)
Care and maintenance		47,392	41,895
Revaluation gain (Note 5)		(1,543,414)
Other expenses (Note 22)		66,269	141,308
Income before income and mining taxes		2,359,069	1,115,423
Income and mining taxes expense (Note 25)		417,762	445,174
Net income for the year		$ 1,941,307	$ 670,249
Net income per share - basic (Note 16)		$ 3.97	$ 1.53
Net income per share - diluted (Note 16)		3.95	1.53
Cash dividends declared per common share		$ 1.60	$ 1.60

[1]	Exclusive of amortization, which is shown separately.